Net loss per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Net loss per share
Note 12 - Net loss per share
For the year ended December 31, 2022, potentially dilutive instruments issued were the Class C Shares and the earn out to the Former Parent related to the Closing of the BCA discussed in Note 16 - Reverse recapitalization, and unvested equity-settled payments discussed in Note 7 - Share-based payment. The Convertible Notes of the Former Parent were the only dilutive instrument outstanding prior to the reverse recapitalization and were converted to Class A Shares in the Group upon the Closing of the BCA. These financial instruments were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive. For the year ended December 31, 2021, 4,306,466 shares issuable upon conversion of the Convertible Notes were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive. No dilutive event occurred for the year ended December 31, 2020. Dilutive Net loss per share was the same as basic Net loss per share for all periods presented.
Loss per share for the periods prior to the reverse recapitalization are retrospectively adjusted to reflect the number of equivalent shares issued by the parent to the former parent, based on the number of shares outstanding on the reporting dates multiplied by the exchange ratio of 8.335. Refer to Note 20 - Equity for further details. The following table presents the computation of basic and diluted Net loss per share for the years ended December 31, 2022, 2021, and 2020 when applying the exchange ratio:

	For the year ended December 31,
	2022	2021	2020
	Class A and B Common Shares
Net loss attributable to common shareholders	(465,789)	(1,007,454)	(484,858)
Weighted-average number of common shares outstanding:
Basic and diluted	2,027,328	1,911,580	1,681,417
Net loss per share (in ones):
Basic and diluted	(0.23)	(0.53)	(0.29)

The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020
Earn-out Shares	158,177,609	—	—
Class C-1 Shares	15,999,965	—	—
Class C-2 Shares	9,000,000	—	—
PSUs	858,821	—	—
RSUs	458,620	—	—
Marketing consulting services agreement	125,000	—	—
Convertible Notes	—	4,306,466	—

Total antidilutive shares	184,620,015	4,306,466	—